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                  PROSPECTUS SUPPLEMENT DATED JANUARY 16, 2004


HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES, DATED MAY 1, 2003, AS SUPPLEMENTED DECEMBER 15, 2003

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES, DATED MAY 1, 2003, AS SUPPLEMENTED DECEMBER 15, 2003

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES, DATED MAY 1, 2003, AS SUPPLEMENTED DECEMBER 15, 2003

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES, DATED MAY 1, 2003, AS SUPPLEMENTED DECEMBER 15, 2003




HARTFORD ADVISERS HLS FUND

Effective February 1, 2004, John C. Keogh, Senior Vice President of Wellington Management, LLP, replaced Paul D. Kaplan as co-Portfolio Manager of the Hartford Advisers HLS Fund. Mr. Keogh joined Wellington in 1983 and has been an investment professional involved in portfolio management since that time.